SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                    Approx Asset
Date           Number    Price    Value or Approx     Seller
Each   Ident   Shares     Per      Asset Cov/Shr    or Seller's
Trans   Sec    Purch     Share    at Time of Purch    Broker


7-12   CEE       8200    14.0252     17.37           Weeden & Co
7-13   " "      29400    13.9354     17.18              " "
7-14   " "       9400    13.7500     17.36              " "
7-15   " "       5000    13.9375     17.57              " "
7-16   " "       5400    13.7245     17.44              " "
7-19   " "      10400    13.7776     17.35              " "
7-20   " "      10700    13.5625     17.40              " "
7-21   " "       4500    13.6250     17.34              " "
7-22   " "      12100    13.6033     17.33              " "
7-23   " "      12000    13.5521     17.43              " "
7-26   " "       1200    13.7500     17.34              " "
7-27   " "      10800    13.7448     17.39              " "
7-28   " "       3400    13.8125     17.46              " "
7-29   " "      10800    13.5972     17.23              " "
7-30   " "      10800    13.7164     17.31              " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Assistant Treasurer
Date of Statement          9/10/99

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                       Approx Asset
Date             Number    Price     Value or Approx      Seller
Each   Ident     Shares     Per       Asset Cov/Shr     or Seller's
Trans   Sec      Purch     Share     at Time of Purch      Broker


8-2     CEE       9000     13.4514       17.19           Weeden & Co
8-3     " "     100000     13.3750       17.19             " "
8-4     " "      50000     13.3750       17.40             " "
8-5     " "       9000     13.3750       17.06             " "
8-6     " "       3000     13.3125       17.10             " "
8-9     " "       1400     13.2500       17.10             " "
8-10    " "       7700     13.1396       16.76             " "
8-11    " "       2500     13.6250       16.79             " "
8-12    " "       7700     13.2906       16.94             " "
8-13    " "       5700     13.2961       17.03             " "
8-16    " "       6000     13.3250       17.07             " "
8-17    " "       6000     13.3438       17.03             " "
8-18    " "       6000     13.3125       17.00             " "
8-19    " "       5000     13.3175       16.99             " "
8-20    " "        900     13.3125       17.16             " "
8-23    " "        200     13.4375       17.30             " "
8-24    " "       5800     13.3125       17.24             " "
8-25    " "       4800     13.5065       17.37             " "
8-26    " "       5400     13.5000       17.38             " "
8-27    " "       5800     13.6250       17.41             " "
8-30    " "       3000     13.4375       17.42             " "
8-31    " "        800     13.4375       17.37             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Assistant Treasurer
Date of Statement          9/10/99

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                      Approx Asset
Date             Number    Price     Value or Approx      Seller
Each   Ident     Shares     Per       Asset Cov/Shr     or Seller's
Trans   Sec      Purch     Share     at Time of Purch      Broker


9-1     CEE        900     13.5556       17.29           Weeden & Co
9-2     " "       5300     13.4375       17.13               " "
9-3     " "       5500     13.5625       17.32               " "
9-7     " "       3800     13.5000       17.27               " "
9-8     " "       3800     13.3651       17.14               " "
9-9     " "       3800     13.3569       17.28               " "
9-10    " "       2000     13.5000       17.29               " "
9-13    " "       3900     13.3942       16.97               " "
9-14    " "       3900     13.3446       16.74               " "
9-15    " "      33900     13.2653       16.40               " "
9-16    " "       3900     12.9391       16.26               " "
9-17    " "       3900     12.8990       16.30               " "
9-20    " "        300     12.9375       16.37               " "
9-21    " "      29800     12.7588       16.11               " "
9-22    " "       3800     12.3635       16.02               " "
9-27    " "       2900     12.2500       15.85               " "
9-28    " "      19900     12.3125       15.72               " "
9-29    " "       4900     12.2755       15.72               " "
9-30    " "       4900     12.2500       15.68               " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Assistant Treasurer
Date of Statement          10/8/99

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                        Approx Asset
Date             Number      Price     Value or Approx      Seller
Each     Ident   Shares       Per       Asset Cov/Shr     or Seller's
Trans     Sec    Purch       Share     at Time of Purch      Broker


10-01     CEE      4900     12.2742       15.64            Weeden & Co
10-04     " "      2200     12.3011       15.85               " "
10-05     " "      4900     12.3750       15.95               " "
10-06     " "      6200     12.3492       16.08               " "
10-20     " "      1500     12.1250       15.78               " "
10-21     " "      3400     12.0257       15.79               " "
10-25     " "       500     12.3125       15.91               " "
10-26     " "      6300     12.3125       15.86               " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Assistant Treasurer
Date of Statement          11/5/99